SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Principles of consolidation

The consolidated financial statements include the accounts of Holding, its controlled subsidiaries and its consolidated VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, useful lives of fixed assets and acquired intangible assets, valuation allowance on deferred tax assets, bad debt provision, accruals for warranty and estimated loss from pending litigations, assumptions used in purchase price allocation, assumptions used to measure impairment of goodwill and long-lived assets, assumptions related to the valuation of share-based compensation and related forfeiture rates.

(d) Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash and cash equivalents, restricted cash, term deposit and accounts receivable. The Company deposits its cash and cash equivalents, restricted cash and term deposit with financial institutions located in jurisdictions where the subsidiaries are located. The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers. Substantially all revenue was derived from customers located in China, including Hong Kong (Note 15).

The following table summarizes accounts receivable and revenue from customers which accounted for 10% or more of accounts receivable and/or revenue. Customers from A through K are different customers. The Company’s accounts receivable are generally from those customers who do not have the quality inspection period with the Company as mentioned in Note 2(p).

	Accounts receivable December 31,
	2010	2011
Customer A	—	48.2%
Customer B	—	44.3%
Customer C	29.4%	—
Customer D	29.1%	—
Customer E	27.4%	—

	Revenue
	Year ended December 31,
	2009	2010	2011
Customer F	27.1%	23.0%	18.5%
Customer G	15.6%	14.8%	16.7%
Customer H	14.0%	*	11.3%
Customer I	—	*	11.2%
Customer J	*	10.2%	*
Customer K	*	11.6%	*

*	Less than 10% in the year.

(e) Cash and cash equivalents

Cash and cash equivalents are cash on demand, and time deposits and highly-liquid investments with original maturities of three months or less.

(f) Restricted cash

Restricted cash represents cash deposits legally held by banks which are not available for the Company’s general use. As of December 31, 2010, the Company’s restricted cash primarily represents cash deposits whose usage is limited within a customer sponsored project. As of December 31, 2011, the Company’s restricted cash primarily represents cash deposits pledged for the purpose of the Company’s short-term bank borrowings (Note 12(a)).

(g) Term deposit

Term deposit consists of bank deposits with an original maturity of over three months.

Term deposit with an original maturity of over three months but less than a year is classified as short-term deposit and term deposit with an original maturity of more than a year is classified as long-term deposit.

(h) Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company makes specific bad debt provisions based on (i) its specific assessment of the collectability of all significant accounts, including age of the receivables; and (ii) any specific knowledge it has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectability.

(i) Inventories and deferred costs

Inventories are stated at the lower of cost (weighted average) or market. Cost is comprised of direct material and where applicable, direct labor costs and overhead incurred in bringing the inventories to their present location and condition.

The Company estimates excess and slow moving inventory based upon assumptions of future demands and market conditions. If actual market conditions are less favorable than projected by management, additional inventory write-downs may be required.

Deferred costs consist of product shipped to the customer where the rights and obligations of ownership have passed to the customer, but revenue has not yet been recognized. All deferred costs are stated at cost.

(j) Property and equipment

Property and equipment are stated at cost less the accumulated depreciation and amortization, and are depreciated using the straight-line method over the following estimated useful lives:

Buildings	30 years
Building improvements	10 years
Machinery and equipment	5 years
Office furniture, equipment and vehicles	5-7 years
Computer equipment and software	3-5 years
Leasehold improvements	shorter of lease terms or expected useful life

Costs incurred in constructing new facilities, including capitalized interest and other costs relating to the construction are capitalized and transferred to property, plant and equipment on completion, at which time depreciation commences.

(k) Acquired intangible assets

Acquired intangible assets consist of software licenses and technology and intangible assets acquired through business acquisitions (Note 3). Software license and technology are amortized using the straight-line method over their respective estimated useful lives (Note 8).

In-progress research and development acquired through business acquisition was capitalized as an indefinite-lived intangible asset subject to impairment testing till completion or abandonment.

(l) Impairment of long-lived assets

The Company assesses the impairment of long-lived assets when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the estimated undiscounted future cash flow is less than the carrying amount of the assets, the Company recognizes an impairment loss equal to the excess of the carrying value over the fair value of the assets. The determination of fair value of the intangible and long-lived assets acquired involves certain judgments and estimates. These judgments can include, but are not limited to, the cash flows that an asset is expected to generate in the future. This analysis also relies on a number of factors, including changes in strategic direction, business plans, regulatory developments, economic and budget projections, technological improvements, and operating results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized.

There was no impairment charge recognized for year ended December 31, 2009 and 2011. The Company recognized impairment loss of $4.5 million (Note 8) on acquired intangible assets in 2010.

(m) Business combinations and non-controlling interests

For acquisitions made before December 31, 2008, the acquired assets and liabilities are recorded at their fair value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

On January 1, 2009, the Company adopted ASC 805. Following the adoption, the consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition date fair values of the assets transferred by the acquirer, liabilities incurred by the acquirer to former owners of the acquiree, and equity instruments issued by acquirer. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period.

When the Company obtains control over an entity by acquiring an additional interest in that entity, the Company’s previously held equity interest is remeasured to fair value at the date the control is obtained. Any difference between the carrying value and the fair value of the previously held equity interest is recognized as a gain or loss in the consolidated statement of operations. Subsequent changes in the equity interest of a subsidiary while the Company retains its controlling interests are accounted for as equity transactions.

Following the adoption of ASC810 (formerly referred to as SFAS No. 160, “Non-controlling Interests in Consolidated Financial Statements-an amendment of ARB No. 51”), non-controlling interests were presented as a separate line item in equity.

(n) Impairment of goodwill

The Company completes a two-step goodwill impairment test on an annual basis, or more frequently when events or change in circumstances indicate that it might be impaired. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The fair value of each reporting unit is estimated using the expected present value of future cash flows. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

No impairment loss was recognized in 2009, 2010 and 2011, respectively.

(o) Other long-term obligations

Other long-term obligations represent the Company's payables on acquired intangible assets (software, license and technology) which are to be settled in installment payments. Other long-term obligations are recognized initially at fair value and are subsequently stated at amortized cost, with accretion of interest charged into “interest expense”.

(p) Revenue recognition

Revenue is generated from the sale of products, including baseband semiconductors and radio frequency transceivers, and the rendering of engineering services, including design services according to customer’s specification, product prototyping, testing services, training and support services.

The Company recognizes revenue from sales of products, including primarily baseband semiconductors and radio frequency transceivers, when persuasive evidence of an arrangement exists, the sales price is fixed and determinable, delivery has occurred and collectability is reasonably assured. To evidence an arrangement, the Company (i) enters into a master agreement with its customers, which specifies general terms and conditions, or (ii) obtains purchase orders, which specify the key terms of individual orders, such as quantity and price. For the Company’s arrangements which do not include rights of return, price protection or other similar privileges (refer to the acceptance provisions as discussed in the following paragraph), the Company records revenue when products are delivered to and accepted by the customers as there are no future remaining obligations. Delivery occurs when title and risk of loss transfer to customers, which is generally at the customers’ designated location.

Certain contracts have specified acceptance provisions (quality inspection) and for such contracts the Company defers the revenue recognition until the acceptance is obtained. In the event that no acceptance note or denial note is received, revenue and cost of sales are recognized when the contractual quality inspection period expires. Any payments received prior to revenue recognition are recorded as advance from customers. For the year ended December 31, 2011, recognized revenue associated with contracts providing for quality acceptance periods was approximately $634 million, representing approximately 94% of total revenue in 2011, compared to approximately $286 million or 83% of total revenue in 2010 and $6 million or 6% of total revenue in 2009.

The Company grants rebate to certain customers depending on the volume of business the customers bring in. The rebates granted are either goods rebate or cash rebate. Goods rebate is “free” products offered to customers and is recorded as cost of sales when revenue is recognized. Cash rebate is recorded as a reduction of revenue when being granted to customers and revenue is recognized. The Company recognizes revenue from service contracts upon completion of all services in view of the short-term nature of such arrangements (generally one to three months). Such contracts were insignificant for all periods presented.

(q) Government subsidies

Government subsidies related to expense items are recognized as a reduction of the relevant expense in the same period as those expenses are incurred. Government subsidies related to depreciable assets are recognized as a reduction to the carrying value of the related assets. Government subsidies are originally recorded as liabilities when received and then are recognized as reduction of expense or asset when the Company has complied with the conditions attached to the subsidies and collection of payment is probable.

(r) Shipping and handling costs

Shipping and handling costs relating to sales of $46,364, $133,471 and $235,284 were included in selling expenses for the years ended December 31, 2009, 2010 and 2011, respectively. Shipping and handling costs relating to inventory purchases of $239,607, $745,404 and $1,275,668 were included as a component of cost of revenue for the years ended December 31, 2009, 2010 and 2011, respectively.

(s) Research and development costs

Research and development cost are expensed as incurred.

(t) Software development costs

The Company accounts for internally generated software development costs in accordance with ASC 350. Capitalization of eligible software development costs begin upon the establishment of technological feasibility and ends when the software is available for internal use. To date, the period between achieving technological feasibility which the Company has defined as establishment of a working model and the general availability of such software is generally very short. Accordingly, the Company has not capitalized any internally generated software development costs and such costs are insignificant.

(u) Warranty

In general, the Company offers a one-year warranty on all of its products. The Company accrues the estimated cost of product warranty at the time revenue is recognized, and adjusts the warranty accrual periodically based on historical experience and expected warranty claims. Although the Company engages in extensive product quality programs and processes, including actively monitoring and evaluating the quality of component suppliers, the warranty obligation is affected by actual warranty costs, including but not limited to usage of material and labor and service delivery costs incurred in connection with a product failure.

(v) Share-based compensation

The Company accounts for the stock options granted to employees under provisions of ASC 718, Stock Compensation, which requires all grants of stock options to be recognized in the financial statements based on their grant date fair values. The valuation provisions of ASC 718 apply to new awards, to awards granted to employees before the adoption of ASC 718 whose related requisite services had not been provided, and to awards which were subsequently modified or cancelled.

The Company recognizes compensation expense on share-based awards with only a service condition on a straight-line basis over the requisite service period and for share-based awards with both service and performance conditions on a graded-vesting basis. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any.

(w) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. A valuation allowance is recorded to reduce deferred tax assets when it is more likely than not that the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Effective January 1, 2007, the Company adopted ASC 740-10-25, pursuant to which the Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution. See Note 16 for additional information including the impact of adopting ASC 740-10-25 on the Company’s consolidated financial statements.

(x) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income or loss and foreign currency translation adjustment.

(y) Foreign currency translation and foreign currency risk

The functional currency of Holding and its subsidiaries and VIE, except Spreadtrum Shanghai, Spreadtrum Beijing, Spreadtrum Tianjin, Spreadtrum Chongqing and Han & Qin Shanghai, is the United States dollar (“US dollar”). Spreadtrum Shanghai, Spreadtrum Beijing, Spreadtrum Tianjin, Spreadtrum Chongqing and Han & Qin Shanghai’s functional currency is the Renminbi (“RMB”). Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the functional currency during the reporting period are converted into the functional currency at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

The Company has chosen the US dollar as the reporting currency. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the year. Translation gains and losses are accounted for as a separate component of comprehensive income (loss) in the consolidated statements of shareholders’ equity and comprehensive income (loss). The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PRC government, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Company’s cash and cash equivalents, restricted cash and term deposit (including short-term deposit and long-term deposit) denominated in RMB amounted to $246,207,830 and $287,165,952 as of December 31, 2010 and 2011, respectively.

(z) Fair value measurements

On January 1, 2008, the Company adopted ASC 820, Fair Value Measurements and Disclosures, for financial assets and liabilities and non-financial assets and liabilities measured or disclosed at fair value on a recurring basis. On January 1, 2009, the Company also adopted the statement for all non-financial assets and non-financial liabilities. FASB ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions the guidance establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices (unadjusted) in active markets; (Level 2) inputs other than the quoted prices in active markets that are observable either directly or indirectly, or quoted prices in less active markets; and (Level 3) unobservable inputs with respect to which there is little or no market data, which require the Company to develop its own assumptions. This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. See Note 7, “Fair Value Measurements”, for further details.

(aa) Income (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in periods in which loss is reported as their effects would be anti-dilutive.

(ab) Reclassification of prior years figures

Certain reclassifications have been made to prior year amounts to conform to the current year presentation, i.e., separate presentation of “deferred costs” on the consolidated balance sheet and separate presentation of “equity in loss of affiliates” on the consolidated statement of operations.

(ac) Recently issued accounting standards

In May 2011, the FASB issued revised guidance on “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs.” The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance and does not anticipate that this adoption will have a significant impact on the consolidated financial statements.

In June 2011, the FASB issued revised guidance on “Presentation of Comprehensive Income.” The revised guidance requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income and eliminates one presentation option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The revised guidance states that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In a single continuous statement, the entity is required to present the components of net income and total net income, the components of other comprehensive income and a total for other comprehensive income, along with the total of comprehensive income in that statement. In the two-statement approach, an entity is required to present components of net income and total net income in the statements of operations. The statement of other comprehensive income should immediately follow the statements of operations and include the components of other comprehensive income and a total for other comprehensive income, along with a total for comprehensive income. In addition, in December 2011, the FASB issued revised guidance on “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.” The revised guidance specifies that an entity should defer the changes related to the presentation of reclassification adjustments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company will adopt this accounting standard upon its effective date for periods beginning after December 15, 2011 and does not anticipate that this adoption will have a significant impact on its financial position or results of operations.

In September 2011, the FASB issued revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company will adopt this accounting standard upon its effective date for periods beginning after December 15, 2011 and does not anticipate that this adoption will have a significant impact on its financial position or results of operations.